Note 6 - Retirement Plan	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]
6.
   RETIREMENT PLAN

The Company maintains the Friedman Industries, Inc. Employees’ Retirement and
401
(k) Plan (the “Plan”). Employees fully vest in the Plan upon six
years of service.

The retirement portion of the Plan covers substantially all employees, including officers. The Company’s contribution expenses, which are determined at the discretion of the Board of Directors in an amount not
to exceed
15%
of the total compensation paid during the year to all eligible employees, were
$170,000
for the year ended
March
31,
2017,
and
$180,000
for the year ended
March
31,
2016.
Contributions, Plan earnings and forfeitures of nonvested accounts of terminated participants are allocated to the remaining individual accounts determined by a point schedule based on years of employment with the Company.

Employees
may
participate in the
401
(k) portion of the Plan. Employees are eligible to participate in the Plan when the employee has completed one
year of service. Under the Plan, participating employees
may
defer a portion of their pretax earnings up to certain limits prescribed by the Internal Revenue Service. The Company provides matching contributions under the provisions of the Plan. Contribution expense related to the
401
(k) portion of the Plan was approximately
$32,000
and
$40,000
for the years ended
March
31,
2017
and
2016,
respectively.